International Growth ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	67 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI EX USA INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	19.29%	7.91%	12.55%
MSCI ACWI EX USA GROWTH INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.65%		4.01%	9.11%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.09%		1.74%	7.85%
Performance Inception Date	May 20, 2020
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.18%		1.37%	7.50%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.07%		1.30%	6.18%